Portfolio of Investments	December 31, 2024 (Unaudited)
Mindful Conservative ETF

Shares		Fair Value ($)

Exchange-Traded Funds — 97.5%
59,005	Goldman Sachs Access Treasury 0-1 Year ETF	5,895,780
490	Invesco Exchange-Traded Fund Trust-Invesco S&P 500 Top 50 ETF	24,480
41,841	iShares 0-3 Month Treasury Bond ETF	4,197,489
29,521	iShares 0-5 Year TIPS Bond ETF	2,969,813
36,274	iShares 5-10 Year Investment Grade Corporate Bond ETF	1,868,474
24,849	iShares Convertible Bond ETF	2,111,419
100,834	iShares Core Moderate Allocation ETF	4,380,229
14,268	iShares MSCI USA ESG Select ETF	1,734,846
62,520	Schwab U.S. Dividend Equity ETF	1,708,046
50,323	SPDR Bloomberg 1-3 Month T-Bill ETF	4,601,032
30,392	SPDR SSgA Global Allocation ETF	1,342,718
48,971	SPDR SSgA Income Allocation ETF	1,531,578
75,473	SPDR SSgA Multi-Asset Real Return ETF	2,039,280
84,048	Strategy Shares NASDAQ 7 HANDL ETF	1,792,744
23,332	Vanguard Intermediate-Term Corporate Bond ETF	1,872,860
143	Vanguard Mega Cap Growth ETF	49,108
74,788	WisdomTree Floating Rate Treasury Fund ETF	3,763,332
Total Exchange-Traded Funds (Cost $42,413,035)		41,883,228

Total Investments — 97.5% (Cost $42,413,035)		41,883,228
Other Assets in Excess of Liabilities — 2.5%		1,093,015
Net Assets — 100.0%		42,976,243

ETF — Exchange-Traded Fund

MSCI — Morgan Stanley Capital International

S&P — Standard and Poor’s

SPDR — Standard & Poor’s Depositary Receipts

SSgA — State Street Global Advisors

TIPS — Treasury Inflation-Protected Security

Portfolio of Investments	December 31, 2024 (Unaudited)
Adaptive Core ETF

Shares		Fair Value ($)

Common Stocks — 76.2%
Consumer Discretionary — 1.8%
89	Booking Holdings, Inc.	442,189
Consumer Staples — 2.8%
11,575	Kroger Co. (The)	707,811
Energy — 2.9%
13,439	Williams Cos., Inc. (The)	727,319
Financials — 16.1%
5,232	Apollo Global Management, Inc.	864,117
2,747	Ares Management Corp., Class A	486,301
3,467	Fiserv, Inc.(a)	712,191
5,480	Global Payments, Inc.	614,089
2,686	Progressive Corp. (The)	643,593
2,396	Visa, Inc., Class A	757,232
		4,077,523
Health Care — 5.5%
6,327	Cardinal Health, Inc.	748,294
2,801	ResMed, Inc.	640,561
		1,388,855
Industrials — 14.9%
902	Axon Enterprise, Inc.(a)	536,077
3,324	Cintas Corp.	607,295
6,879	PACCAR, Inc.	715,554
1,052	Parker-Hannifin Corp.	669,103
3,891	Paychex, Inc.	545,596
5,862	Xylem, Inc.	680,109
		3,753,734
Information Technology — 24.0%
1,823	Accenture PLC, Class A	641,313
4,716	Arista Networks, Inc.(a)	521,259
2,425	Cadence Design Systems, Inc.(a)	728,615
1,635	Crowdstrike Holdings, Inc., Class A(a)	559,432
7,355	Fortinet, Inc.(a)	694,900
2,861	International Business Machines Corp.	628,934
2,829	Salesforce Inc.	945,820
670	ServiceNow, Inc.(a)	710,280
4,087	Snowflake, Inc., Class A(a)	631,074
		6,061,627
Real Estate — 5.4%
851	Equinix, Inc.	802,399
5,423	Iron Mountain, Inc.	570,012
		1,372,411
Utilities — 2.8%
5,109	Vistra Corp.	704,378
Total Common Stocks (Cost $19,241,239)		19,235,847

Exchange-Traded Funds — 17.7%
11,407	Invesco Exchange-Traded Fund Trust-Invesco S&P 500 Quality ETF	764,611
15,779	Invesco Exchange-Traded Fund Trust-Invesco S&P 500 Top 50 ETF	788,319
1,895	iShares Russell 1000 Growth ETF	760,994
21,375	JPMorgan Ultra-Short Income ETF	1,076,659
11,824	SPDR Bloomberg 1-3 Month T-Bill ETF	1,081,068
Total Exchange-Traded Funds (Cost $4,103,225)		4,471,651

Portfolio of Investments (continued)	December 31, 2024 (Unaudited)
Adaptive Core ETF

Total Investments — 93.9% (Cost $23,344,464)	23,707,498

Other Assets in Excess of Liabilities — 6.1%	1,538,820
Net Assets — 100.0%	25,246,318

(a)	Non-income producing security.

ETF — Exchange-Traded Fund

PLC — Public Limited Company

S&P — Standard and Poor’s

SPDR — Standard & Poor’s Depositary Receipts

Portfolio of Investments	December 31, 2024 (Unaudited)
Mohr Sector Nav ETF

Shares		Fair Value ($)

Exchange-Traded Funds — 94.6%
53,299	Invesco S&P 500 Equal Weight ETF(a)	9,339,583
8,594	iShares Russell 1000 ETF	2,768,643
5,183	SPDR S&P 500 ETF Trust	3,037,653
34,793	Utilities Select Sector SPDR Fund	2,633,482
10,023	Vanguard Consumer Staples ETF	2,118,662
24,707	Vanguard Financials ETF	2,917,155
28,382	Vanguard Real Estate ETF	2,528,269
15,616	Vanguard Utilities ETF	2,551,967
Total Exchange-Traded Funds (Cost $28,628,565)		27,895,414

Total Investments — 94.6% (Cost $28,628,565)		27,895,414
Other Assets in Excess of Liabilities — 5.4%		1,605,902
Net Assets — 100.0%		29,501,316

(a)	As of December 31, 2024, investment is 31.66% of the Fund’s net assets.

ETF — Exchange-Traded Fund

S&P — Standard and Poor’s

SPDR — Standard & Poor’s Depositary Receipts

Portfolio of Investments	December 31, 2024 (Unaudited)
Mohr Company Nav ETF

Shares		Fair Value ($)

Common Stocks — 97.7%
Communication Services — 5.8%
6,209	Alphabet, Inc., Class A	1,175,364
1,638	Netflix, Inc.(a)	1,459,982
		2,635,346
Consumer Discretionary — 22.8%
5,248	Amazon.com, Inc.(a)	1,151,359
8,495	Darden Restaurants, Inc.	1,585,931
7,182	Deckers Outdoor Corp.(a)	1,458,592
9,621	DoorDash, Inc., Class A(a)	1,613,922
3,821	Lululemon Athletica, Inc.(a)	1,461,189
22,305	Tapestry, Inc.	1,457,186
8,447	Williams-Sonoma, Inc.	1,564,215
		10,292,394
Financials — 13.1%
14,236	Global Payments, Inc.	1,595,286
4,460	LPL Financial Holdings, Inc.	1,456,235
4,993	Visa, Inc., Class A	1,577,988
18,376	Wells Fargo & Co.	1,290,730
		5,920,239
Industrials — 14.8%
3,428	Axon Enterprise, Inc.(a)	2,037,329
22,518	Dayforce, Inc.(a)	1,635,708
15,153	United Airlines Holdings, Inc.(a)	1,471,356
13,678	Vertiv Holdings Co., Class A	1,553,958
		6,698,351
Information Technology — 37.9%
7,548	AppLovin Corp., Class A(a)	2,444,268
10,768	Arista Networks, Inc.(a)	1,190,187
6,267	Broadcom, Inc.	1,452,941
16,224	DocuSign, Inc.(a)	1,459,187
6,294	F5, Inc.(a)	1,582,752
17,924	Fortinet, Inc.(a)	1,693,459
2,110	HubSpot, Inc.(a)	1,470,185
13,243	Marvell Technology, Inc.	1,462,690
23,839	Pure Storage, Inc., Class A(a)	1,464,430
13,649	Twilio, Inc., Class A(a)	1,475,184
5,643	Workday, Inc., Class A(a)	1,456,063
		17,151,346
Utilities — 3.3%
10,934	Vistra Corp.	1,507,471
Total Common Stocks (Cost $40,057,400)		44,205,147

Total Investments — 97.7% (Cost $40,057,400)		44,205,147
Other Assets in Excess of Liabilities — 2.3%		1,044,500
Net Assets — 100.0%		45,249,647

(a)	Non-income producing security.